Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables

13.	Trade and other receivables
13.1.	Trade and other receivables

	12.31.2022	12.31.2021
Receivables from contracts with customers
Third parties	5,210	4,839
Related parties
Investees (note 35.1)	93	385
Subtotal	5,303	5,224
Other trade receivables
Third parties
Receivables from divestments (*)	1,922	2,679
Lease receivables	394	435
Other receivables	765	872
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	602	506
Subtotal	3,683	4,492
Total trade and other receivables, before ECL	8,986	9,716
Expected credit losses (ECL) - Third parties	(1,533)	(1,428)
Expected credit losses (ECL) - Related parties	(3)	(20)
Total trade and other receivables	7,450	8,268
Current	5,010	6,368
Non-current	2,440	1,900
(*)	At December 31, 2022, it mainly refers to the receivables from the divestments of Atapu, Sépia, Carmópolis, Roncador, Maromba, Miranga, Baúna, Pampo e Enchova, Breitener, Rio Ventura e Cricaré. In 2021, it mainly refers to receivables (including interest, exchange rate variation and inflation indexation) from the divestment in Nova Transportadora do Sudeste (NTS), of Block BM-S-8 in the Bacalhau field (former Carcará group), in addition to the values referring to Rio Ventura, Roncador, Pampo Enchova, Baúna and Miranga fields.

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 470 as of December 31, 2022 (US$ 1,155 as of December 31, 2021).

The Company expects to receive the amounts of Petroleum and Alcohol Accounts between 2023 and 2027, according to the constitutional amendments of December 2021, which established limits for disbursements by the Federal Government in each fiscal year.

13.2.	Aging of trade and other receivables – third parties

	12.31.2022		12.31.2021
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	6,474	(39)	7,059	(77)
Overdue:
1-90 days	189	(48)	218	(26)
91-180 days	30	(27)	40	(6)
181-365 days	63	(51)	51	(29)
More than 365 days	1,535	(1,368)	1,457	(1,290)
Total	8,291	(1,533)	8,825	(1,428)

13.3.	Changes in provision for expected credit losses

	31.12.2022	31.12.2021
Opening balance	1,448	1,596
Additions	136	69
Write-offs	(21)	(40)
Reversals	(81)	(112)
Transfer of assets held for sale	−	(8)
Translation adjustment	54	(57)
Closing balance	1,536	1,448
Current	245	158
Non-current	1,291	1,290

Accounting policy for trade and other receivables

Trade and other receivables are generally classified at amortized cost, except for certain receivables classified at fair value through profit or loss, whose cash flows are distinct from the receipt of principal and interest, including receivables with final prices linked to changes in commodity price after their transfer of control.

When the Company is the lessor in a finance lease, a receivable is recognized at the amount of the net investment in the lease, consisting of the lease payments receivable and any unguaranteed residual value accruing to the Company, discounted at the interest rate implicit in the lease.

The Company measures expected credit losses (ECL) for short-term trade receivables using a provision matrix which is based on historical observed default rates adjusted by current and forward-looking information when applicable and available without undue cost or effort.

ECL is the weighted average of historical credit losses with the respective default risks, which may occur according to the weightings. The credit loss on a financial asset is measured by the difference between all contractual cash flows due to the Company and all cash flows the Company expects to receive, discounted at the original effective interest rate.

The Company measures the allowance for ECL of other trade receivables based on their 12-month expected credit losses unless their credit risk increases significantly since their initial recognition, in which case the allowance is based on their lifetime ECL.

When determining whether there has been a significant increase in credit risk, the Company compares the risk of default on initial recognition and at the reporting date.

Regardless of the assessment of significant increase in credit risk, a delinquency period of 30 days past due triggers the definition of significant increase in credit risk on a financial asset, unless otherwise demonstrated by reasonable and supportable information.

The Company assumes that the credit risk on the trade receivable has not increased significantly since initial recognition if the receivable is considered to have low credit risk at the reporting date. Low credit risk is determined based on external credit ratings or internal methodologies.

In the absence of controversy or other issues that may result in the suspension of collection, the Company assumes that a default occurs whenever the counterparty does not comply with the legal obligation to pay its debts when due or, depending on the instrument, when it is at least 90 days past due.